CAPITAL STOCK - Disclosure of detailed information about summarizes change in accrued RSU liability (Details) - Restricted Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	$ 0	$ 0
Change in accrued liability	11	0
Outstanding, end of year	$ 11	$ 0